Other Investments, Loans and Receivables (Details Textual) € in Millions, ₪ in Millions, shares in Millions, $ in Millions, $ in Millions			12 Months Ended
	Sep. 30, 2017	Sep. 13, 2017	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 EUR (€)
Other Investments, Loans and Receivables (Textual)
Loan interest rate			5.00%			5.00%	5.00%	5.00%
Depreciation expense			₪ 26.0	₪ 22.0	₪ 29.0
Non-convertible capital note			400.5
Luzon Group [Member]
Other Investments, Loans and Receivables (Textual)
Loan amount			₪ 15.0
Depreciation expense				₪ 137.0
Loan agreement closing date, description			Luzon Group issued to Gazit Development unsecured listed debentures, which are convertible into Luzon Group shares, with a scope of NIS 100 million par value, in place of the loan that Gazit Development granted to Luzon Group, as referred to in subsection (a) above. Without derogating from the lock-up provisions prescribed under the Securities Law and its regulations, the aforesaid debentures will be blocked from being sold on the stock exchange until September 30, 2019. Moreover, the debentures will be subordinate to the existing bank debts of Luzon Group through January 31, 2022;
Warrants exercisable | shares			3
Percentage of share capital			18.00%
Ashkenazi's [Member]
Other Investments, Loans and Receivables (Textual)
Loan amount			₪ 66.5
Loan interest rate			3.75%			3.75%	3.75%	3.75%
Gazit Development [Member]
Other Investments, Loans and Receivables (Textual)
Loan amount			₪ 13.6
Loan interest rate			4.74%			4.74%	4.74%	4.74%
Loan convertible into shares, description		On September 13, 2017, Gazit Development and a wholly-owned subsidiary (together: "Gazit Development") signed an agreement with Luzon Group (superseding a previous agreement from January 2017), to liquidate the balance of the Group's investment in Luzon Group, which comprised a capital note in the amount of NIS 495 million (of which NIS 125 million is convertible into shares of Luzon Group at a price per share of NIS 1.13130) as well as credit facilities of NIS 120 million that were extended by Gazit Development as the controlling shareholder in Luzon Group.
Loan agreement closing date, description	On September 30, 2017 (the first closing date), the loan granted by Gazit Development to Luzon Group was reduced from NIS 120 million to NIS 100 million, with the rate of interest thereon being increased. Also, Gazit Development was allotted Luzon Group shares in place of the interest that had accrued on the loan in the period from April 1, 2017 through September 30, 2017, at a price of NIS 0.9 per share (a total of 1.6 million shares, which is in addition to the 3.6 million shares allotted pursuant to the January 2017 agreement;
Capital notes description			In relation to the capital notes that the subsidiary of Gazit Development granted Luzon Group (in a total amount of NIS 495 million), it was agreed to retroactively cancel the existing interest component in the capital notes (the payment of which was a condition for the distribution of dividends). Moreover, the convertible capital note was reduced to an amount of NIS 94.5 million (from NIS 125 million) and would be convertible into 72 million Luzon Group shares. The amount by which the capital note was reduced (NIS 30.5 million) was added to the non-convertible part of the capital note, as stated below. Part of the convertible note was converted into Luzon Group shares (45 million shares). It should be noted that the subsidiary of Gazit Development has undertaken not to convert the capital notes if the conversion will result in a holding more than 18% of Luzon Group's share capital;
Mortgages [Member]
Other Investments, Loans and Receivables (Textual)
Unsecured bank loans received						$ 387.2	$ 3.1
Secured Loan [Member]
Other Investments, Loans and Receivables (Textual)
Loan amount			₪ 13.0					€ 3
Loan interest rate			6.00%			6.00%	6.00%	6.00%